Supplementary Financial Statement Information - Schedule of Selling and Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling and Marketing Expenses [Abstract]
Payroll and related expenses	$ 124	$ 157	$ 190
Overseas travels	92	165	192
Other	85	53	79
Net selling and marketing expenses	$ 301	$ 375	$ 461